ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS - Summary of Net Assets Acquired and Liabilities Assumed (Details) - AOSP - CAD ($) $ in Millions	May 31, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash	$ 93
Other working capital	291	$ 291
Property, plant and equipment	14,181
Exploration and evaluation assets	290
Asset retirement obligations	(721)
Other long-term liabilities	(73)
Deferred income taxes	(1,287)
Net assets acquired	12,774
Total purchase consideration	12,541
Gain on acquisition before transaction costs	$ 233